[logo] PIONEER Investments(R)







                                                 November 1, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust III (the "Fund")
     File Nos. 333-120144; 811-21664
     CIK No. 0001306349

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, Class B and Class C shares, Class R shares and Class Y shares and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.3 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001145443-07-003334) on October 26, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.
                                                Very truly yours,


                                                /s/ Lillie Lucas
                                                    Lillie Lucas
                                                    Senior Legal Product Manager




cc:  Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."